Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
BALANCE at Dec. 31, 2008	$ 3,760,557	$ 14,659,661	$ 37,528,026	$ (412,304)	$ (4,876,225)	$ 50,659,715
Comprehensive income:
Net income			2,882,596			2,882,596
Change in net unrealized loss, net of reclassification adjustments and income taxes				2,772,125		2,772,125
Total comprehensive income						5,654,721
Sale of treasury shares			(1,525)		32,157	30,632
Cash dividends declared			(2,065,963)			(2,065,963)
BALANCE at Dec. 31, 2009	3,760,557	14,659,661	38,343,134	2,359,821	(4,844,068)	54,279,105
Comprehensive income:
Net income			2,807,682			2,807,682
Change in net unrealized loss, net of reclassification adjustments and income taxes				(549,137)		(549,137)
Total comprehensive income						2,258,545
Sale of treasury shares		339			17,172	17,511
Cash dividends declared			(1,550,098)			(1,550,098)
BALANCE at Dec. 31, 2010	3,760,557	14,660,000	39,600,718	1,810,684	(4,826,896)	55,005,063
Comprehensive income:
Net income			2,942,645			2,942,645
Change in net unrealized loss, net of reclassification adjustments and income taxes				1,787,347		1,787,347
Total comprehensive income						4,729,992
Sale of treasury shares		579			12,080	12,659
BALANCE at Dec. 31, 2011	$ 3,760,557	$ 14,660,579	$ 42,543,363	$ 3,598,031	$ (4,814,816)	$ 59,747,714